UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702
                                   --------

The Value Line Asset Allocation Fund, Inc.
------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2006
                         --------------

Date of reporting period: December 31, 2005
                          -----------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 12/31/05 is included with this Form.

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                          December 31, 2005
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
    COMMON STOCKS  (75.4%)

               ADVERTISING  (0.8%)
   15,000      Harte-Hanks, Inc.                                   $    395,850
   10,000      R.H. Donnelley Corp.  *                                  616,200
                                                                   ------------
                                                                      1,012,050
               AEROSPACE/DEFENSE  (1.4%)
    5,000      DRS Technologies, Inc.                                   257,100
    8,200      Edo Corp.                                                221,892
    3,500      L-3 Communications Holdings, Inc.                        260,225
   12,750      Moog, Inc.  Class A*                                     361,845
    8,800      Precision Castparts Corp.                                455,928
    7,000      Rockwell Collins, Inc.                                   325,290
                                                                   ------------
                                                                      1,882,280
               AIR TRANSPORT  (0.5%)
    2,600      FedEx Corp.                                              268,814
    3,700      UTI Worldwide, Inc.                                      343,508
                                                                   ------------
                                                                        612,322
               APPAREL  (0.8%)
    6,500      Jos. A. Bank Clothiers, Inc.  *                          282,165
    9,000      Phillips-Van Heusen Corp.                                291,600
    8,000      Polo Ralph Lauren Corp. Class A                          449,120
                                                                   ------------
                                                                      1,022,885
               AUTO & TRUCK  (0.5%)
   15,200      Oshkosh Truck Corp.                                      677,768

               AUTO PARTS  (0.7%)
    5,000      BorgWarner, Inc.                                         303,150
    9,000      Johnson Controls, Inc.                                   656,190
                                                                   ------------
                                                                        959,340
               BANK  (2.4%)
   11,000      Bank of Hawaii Corp.                                     566,940
    3,500      City National Corp.                                      253,540
   11,500      Colonial BancGroup, Inc. (The)                           273,930
    6,000      Compass Bancshares, Inc.                                 289,740
    5,000      M&T Bank Corp.                                           545,250
    5,600      SVB Financial Group  *                                   262,304
    4,000      UnionBanCal Corp.                                        274,880
    6,000      Wells Fargo & Co.                                        376,980
    5,500      Westamerica Bancorporation                               291,885
                                                                   ------------
                                                                      3,135,449
               BANK - CANADIAN  (0.2%)
    3,400      Royal Bank of Canada                                     265,132

               BANK - MIDWEST  (1.3%)
   12,000      Associated Banc-Corp.                                    390,600
   10,954      Commerce Bancshares, Inc.                                570,922
   14,500      First Midwest BanCorp, Inc.                              508,370
    6,000      Marshall & Ilsley Corp.                                  258,240
                                                                   ------------
                                                                      1,728,132
               BEVERAGE - ALCOHOLIC  (0.2%)
    3,600      Brown-Forman Corp. Class B                               249,552

               BEVERAGE - SOFT DRINK (0.5%)
    9,000      Hansen Natural Corp.  *                                  709,290
               BIOTECHNOLOGY  (0.9%)
    5,000      Genentech, Inc.  *                                       462,500
    5,700      Techne Corp.  *                                          320,055
    6,100      United Therapeutics Corp.  *                             421,632
                                                                   ------------
                                                                      1,204,187
               BUILDING MATERIALS  (0.6%)
    8,000      Aleris International, Inc.  *                            257,920
    5,000      Jacobs Engineering Group, Inc.  *                        339,350
    6,600      Simpson Manufacturing Co., Inc.                          239,910
                                                                   ------------
                                                                        837,180
               CANADIAN ENERGY  (0.9%)
    8,000      Suncor Energy, Inc.                                      505,040
   12,000      Talisman Energy, Inc.                                    634,560
                                                                   ------------
                                                                      1,139,600
               CEMENT & AGGREGATES  (0.7%)
    2,400      Eagle Materials, Inc.                                    293,664
    8,100      Florida Rock Industries, Inc.                            397,386
    3,400      Martin Marietta Materials, Inc.                          260,848
                                                                   ------------
                                                                        951,898
               CHEMICAL - DIVERSIFIED (0.3%)
    5,000      Monsanto Co.                                             387,650

               CHEMICAL - SPECIALTY  (1.4%)
   10,000      Airgas, Inc.                                             329,000
   18,000      Ecolab, Inc.                                             652,860
   11,400      Praxair, Inc.                                            603,744
    4,200      Sigma-Aldrich Corp.                                      265,818
                                                                   ------------
                                                                      1,851,422
               COAL  (1.3%)
    5,500      CONSOL Energy, Inc.                                      358,490
   16,500      Joy Global, Inc.                                         660,000
    8,000      Peabody Energy Corp.                                     659,360
                                                                   ------------
                                                                      1,677,850
               COMPUTER & PERIPHERALS (0.9%)
   10,000      Hewlett-Packard Co.                                      286,300
    6,000      Logitech International S.A. (ADR) *                      280,620
    5,300      MICROS Systems, Inc.  *                                  256,096
    5,000      SanDisk Corp.  *                                         314,100
                                                                   ------------
                                                                      1,137,116
               COMPUTER SOFTWARE & SERVICES  (1.7%)
    7,000      Adobe Systems, Inc.                                      258,720
    9,500      ANSYS, Inc.  *                                           405,555
    3,000      Anteon International Corp.  *                            163,050


--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                          December 31, 2005
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
    6,500      Autodesk, Inc.                                      $    279,175
    8,000      Cognizant Technology Solutions
                 Corp. Class A  *                                       402,800
    3,300      Infosys Technologies Ltd. (ADR)                          266,838
    7,200      Intergraph Corp.  *                                      358,632
    4,000      Trident Microsystems, Inc.  *                             72,000
                                                                   ------------
                                                                      2,206,770
               DIVERSIFIED COMPANIES (2.0%)
   15,000      Ametek, Inc.                                             638,100
    6,800      Danaher Corp.                                            379,304
   12,000      ESCO Technologies, Inc.  *                               533,880
    5,000      Fortune Brands, Inc.                                     390,100
    4,000      ITT Industries, Inc.                                     411,280
    5,000      United Technologies Corp.                                279,550
                                                                   ------------
                                                                      2,632,214
               DRUG  (2.6%)
    2,400      Allergan, Inc.                                           259,104
    4,500      Barr Pharmaceuticals, Inc.  *                            280,305
    7,700      Celgene Corp.  *                                         498,960
    7,000      Covance, Inc.  *                                         339,850
    4,000      Genzyme Corp.  *                                         283,120
    7,300      Gilead Sciences, Inc.  *                                 384,199
    6,600      Hospira, Inc.  *                                         282,348
    3,600      Kos Pharmaceuticals, Inc.  *                             186,228
    5,000      Pharmaceutical Product
                 Development, Inc.                                      309,750
   16,000      Teva Pharmaceutical Industries
                 Ltd. (ADR)                                             688,160
                                                                   ------------
                                                                      3,512,024
               E-COMMERCE  (0.3%)
    5,300      Websense, Inc.  *                                        347,892

               EDUCATIONAL SERVICES  (0.2%)
    9,500      Education Management Corp.  *                            318,345

               ELECTRICAL EQUIPMENT  (1.0%)
   19,000      Corning, Inc.  *                                         373,540
    2,500      Harman International Industries, Inc.                    244,625
    6,400      Thomas & Betts Corp.  *                                  268,544
    9,800      WESCO International, Inc.  *                             418,754
                                                                   ------------
                                                                      1,305,463
               ELECTRICAL UTILITY - CENTRAL  (0.5%)
   14,000      TXU Corp.                                                702,660

               ELECTRICAL UTILITY - EAST (0.3%)
    7,000      Exelon Corp.                                             371,980

               ELECTRICAL UTILITY - WEST (0.3%)
    8,000      Sempra Energy                                            358,720

               ELECTRONICS  (0.5%)
    7,000      Amphenol Corp.  Class A                                  309,820
    7,400      Harris Corp.                                             318,274
                                                                   ------------
                                                                        628,094
               ENTERTAINMENT TECHNOLOGY (0.4%)
   18,000      Scientific Games Corp.  Class A*                         491,040

               ENVIRONMENTAL  (0.7%)
   10,000      Republic Services, Inc.                                  375,500
    4,300      Stericycle, Inc.  *                                      253,184
    7,000      Waste Connections, Inc.  *                               241,220
                                                                   ------------
                                                                        869,904
               FINANCIAL SERVICES - DIVERSIFIED  (2.9%)
    4,000      Affiliated Managers Group, Inc.  *                       321,000
    3,300      BlackRock, Inc. Class A                                  357,984
   11,000      Brown & Brown, Inc.                                      335,940
    6,000      CIT Group, Inc.                                          310,680
    6,400      CompuCredit Corp.  *                                     246,272
    9,700      Eaton Vance Corp.                                        265,392
    2,600      Franklin Resources, Inc.                                 244,426
   12,000      Global Payments, Inc.                                    559,320
    5,500      Leucadia National Corp.                                  261,030
    6,000      Principal Financial Group, Inc.                          284,580
    8,700      Proassurance Corp.  *                                    423,168
    1,300      Student Loan Corp. (The)                                 271,999
                                                                   ------------
                                                                      3,881,791
               FOOD PROCESSING  (0.9%)
   11,400      Flowers Foods, Inc.                                      314,184
    5,000      Hershey Co. (The)                                        276,250
   12,400      United Natural Foods, Inc.  *                            327,360
    4,000      Wrigley (WM) Jr. Co.                                     265,960
                                                                   ------------
                                                                      1,183,754
               GROCERY  (0.3%)
    6,000      Whole Foods Market, Inc.                                 464,340

               HEALTH CARE INFORMATION SYSTEMS  (0.2%)
    3,000      Cerner Corp.  *                                          272,730

               HOME APPLIANCES  (0.3%)
    4,400      Black & Decker Corp. (The)                               382,624

               HOTEL/GAMING  (2.5%)
   10,000      Ameristar Casinos, Inc.                                  227,000
    9,300      Boyd Gaming Corp.                                        443,238
    8,600      Choice Hotels International, Inc.                        359,136
    6,200      Gaylord Entertainment Co.  *                             270,258
    3,800      Harrah's Entertainment, Inc.                             270,902
    4,100      Kerzner International Ltd.  *                            281,875
   12,000      MGM MIRAGE  *                                            440,040
   17,200      Penn National Gaming, Inc.  *                            566,740
    7,500      Station Casinos, Inc.                                    508,500
                                                                   ------------
                                                                      3,367,689
               HOUSEHOLD PRODUCTS  (0.5%)
   10,500      Church & Dwight Company, Inc.                            346,815
    7,600      Scotts Miracle-Gro Co. (The), Class A                    343,824
                                                                   ------------
                                                                        690,639
               INDUSTRIAL SERVICES  (0.8%)
   16,000      C.H. Robinson Worldwide, Inc.                            592,480


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                          December 31, 2005
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
    6,000      Iron Mountain, Inc.  *                              $    253,320
    6,300      URS Corp.  *                                             236,943
                                                                   ------------
                                                                      1,082,743
               INFORMATION SERVICES  (1.2%)
    4,000      Corporate Executive Board Co. (The)                      358,800
    5,500      Dun & Bradstreet Corp. (The)  *                          368,280
    4,200      Getty Images, Inc.  *                                    374,934
    8,000      Moody's Corp.                                            491,360
                                                                   ------------
                                                                      1,593,374
               INSURANCE - LIFE  (1.4%)
    6,300      AFLAC, Inc.                                              292,446
    7,500      Delphi Financial Group, Inc. Class A                     345,075
    5,500      Manulife Financial Corp.                                 323,400
    6,000      MetLife, Inc.                                            294,000
    4,500      Prudential Financial, Inc.                               329,355
    6,400      StanCorp Financial Group, Inc.                           319,680
                                                                   ------------
                                                                      1,903,956
               INSURANCE - PROPERTY & CASUALTY  (1.8%)
    5,000      Allstate Corp. (The)                                     270,350
   16,350      Berkley (W.R.) Corp.                                     778,587
    2,700      Everest Re Group, Ltd.                                   270,945
   10,945      Fidelity National Financial, Inc.                        402,667
    1,915      Fidelity National Title Group, Inc.  Class A              46,630
    8,000      HCC Insurance Holdings, Inc.                             237,440
    7,600      RLI Corp.                                                379,012
                                                                   ------------
                                                                      2,385,631
               INTERNET  (0.6%)
   12,500      E*Trade Financial Corp.  *                               260,750
    6,400      eBay, Inc.  *                                            276,800
    7,000      Yahoo!, Inc.  *                                          274,260
                                                                   ------------
                                                                        811,810
               MACHINERY  (1.6%)
   10,200      Applied Industrial Technologies, Inc.                    343,638
    6,000      Gardner Denver, Inc.  *                                  295,800
    3,000      Graco, Inc.                                              109,440
    7,500      IDEX Corp.                                               308,325
    7,700      JLG Industries, Inc.                                     351,582
    3,000      MSC Industrial Direct Co., Inc. Class A                  120,660
    9,600      Roper Industries, Inc.                                   379,296
    4,600      Terex Corp.  *                                           273,240
                                                                   ------------
                                                                      2,181,981
               MEDICAL SERVICES  (5.6%)
    5,400      Aetna, Inc.                                              509,274
    2,000      Amedisys, Inc.  *                                         84,480
    8,000      American Healthways, Inc.  *                             362,000
    2,600      CIGNA Corp.                                              290,420
    7,000      Community Health Systems, Inc.  *                        268,380
   10,500      Coventry Health Care, Inc.  *                            598,080
   10,500      DaVita, Inc.  *                                          531,720
    7,000      Humana, Inc.  *                                          380,310
    4,000      Pediatrix Medical Group, Inc.  *                         354,280
   14,500      Renal Care Group, Inc.  *                                685,995
    8,000      Sierra Health Services, Inc.  *                          639,680
    9,750      United Surgical Partners
                International, Inc.  *                                  313,463
   16,360      UnitedHealth Group, Inc.                               1,016,610
   10,000      VCA Antech, Inc.  *                                      282,000
    6,000      Ventiv Health, Inc.  *                                   141,720
   11,596      WellPoint, Inc.  *                                       925,205
                                                                   ------------
                                                                      7,383,617
               MEDICAL SUPPLIES  (5.4%)
    3,000      Alcon, Inc.                                              388,800
    8,000      Bard (C.R.), Inc.                                        527,360
    5,000      Becton Dickinson & Co.                                   300,400
    9,000      Cytyc Corp.  *                                           254,070
   14,200      Dade Behring Holdings, Inc.                              580,638
   10,000      DENTSPLY International, Inc.                             536,900
    6,000      Fisher Scientific International, Inc.  *                 371,160
    6,000      Haemonetics Corp.  *                                     293,160
    5,800      Intuitive Surgical, Inc.  *                              680,166
    5,000      Johnson & Johnson                                        300,500
    6,300      Kyphon, Inc.  *                                          257,229
    8,000      LCA-Vision, Inc.                                         380,080
    8,000      Owens & Minor, Inc.                                      220,240
    8,000      ResMed, Inc.  *                                          306,480
   10,000      Respironics, Inc.  *                                     370,700
   11,400      St Jude Medical, Inc.  *                                 572,280
    7,500      Sybron Dental Specialties, Inc.  *                       298,575
    5,300      Varian Medical Systems, Inc.  *                          266,802
    6,300      Ventana Medical Systems, Inc.  *                         266,805
                                                                   ------------
                                                                      7,172,345
               METALS & MINING DIVERSIFIED (0.2%)
    7,400      Allegheny Technologies, Inc.                             266,992

               METALS FABRICATING  (0.2%)
    4,300      Harsco Corp.                                             290,293

               NATURAL GAS - DISTRIBUTION (0.6%)
    4,400      AGL Resources, Inc.                                      153,164
   10,500      Southern Union Co.  *                                    248,115
   22,100      UGI Corp.                                                455,260
                                                                   ------------
                                                                        856,539
               NATURAL GAS - DIVERSIFIED (2.8%)
   18,000      Energen Corp.                                            653,760
   15,000      Equitable Resources, Inc.                                550,350
    3,600      Kinder Morgan, Inc.                                      331,020
    6,000      Questar Corp.                                            454,200
   18,000      Southwestern Energy Co.  *                               646,920


--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                          December 31, 2005
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
   23,666      XTO Energy, Inc.                                    $  1,039,884
                                                                   ------------
                                                                      3,676,134
               OILFIELD SERVICES/EQUIPMENT (0.5%)
    7,000      Cal Dive International, Inc.  *                          251,230
    9,000      FMC Technologies, Inc.  *                                386,280
                                                                   ------------
                                                                        637,510
               PACKAGING & CONTAINER (0.8%)
   15,000      CLARCOR, Inc.                                            445,650
   18,750      Jarden Corp.  *                                          565,313
                                                                   ------------
                                                                      1,010,963
               PETROLEUM - INTEGRATED (1.4%)
   23,000      Chesapeake Energy Corp.                                  729,790
    6,000      ConocoPhillips                                           349,080
   13,952      Valero Energy Corp.                                      719,923
                                                                   ------------
                                                                      1,798,793
               PETROLEUM - PRODUCING (1.0%)
    4,000      Cimarex Energy Co.                                       172,040
   22,500      Range Resources Corp.                                    592,650
    4,700      Tenaris S.A. (ADR)                                       538,150
                                                                   ------------
                                                                      1,302,840
               PHARMACY SERVICES  (1.0%)
    7,000      Caremark Rx, Inc.  *                                     362,530
    6,200      Express Scripts, Inc.  *                                 519,560
    6,200      Longs Drug Stores Corp.                                  225,618
    5,000      Omnicare, Inc.                                           286,100
                                                                   ------------
                                                                      1,393,808
               PUBLISHING  (0.2%)
    6,000      McGraw-Hill Cos, Inc. (The)                              309,780
               R.E.I.T.  (0.6%)
    8,700      Brookfield Properties Corp.                              255,954
    6,700      General Growth Properties, Inc.                          314,833
    3,000      Pan Pacific Retail Properties, Inc.                      200,670
                                                                   ------------
                                                                        771,457
               RAILROAD  (0.2%)
    4,300      Burlington Northern Santa Fe Corp.                       304,526

               RECREATION  (0.6%)
   11,250      SCP Pool Corp.                                           418,725
   12,750      Shuffle Master, Inc.  *                                  320,535
                                                                   ------------
                                                                        739,260
               RESTAURANT  (1.5%)
    8,000      Cheesecake Factory, Inc. (The)  *                        299,120
    8,500      Darden Restaurants, Inc.                                 330,480
    5,500      Panera Bread Co.  Class A*                               361,240
   16,500      RARE Hospitality International, Inc.  *                  501,435
   15,700      Sonic Corp.  *                                           463,150
                                                                   ------------
                                                                      1,955,425

               RETAIL - AUTOMOTIVE  (0.6%)
   10,500      Advance Auto Parts, Inc.  *                              456,330
   12,800      O'Reilly Automotive, Inc.  *                             409,728
                                                                   ------------
                                                                        866,058
               RETAIL - SPECIAL LINES (1.9%)
    6,700      Burlington Coat Factory Warehouse Corp.                  269,407
    3,000      Cato Corp. (The)  Class A                                 64,350
   12,000      Chico's FAS, Inc.  *                                     527,160
    9,000      Claire's Stores, Inc.                                    262,980
   22,000      Coach, Inc.  *                                           733,480
    7,500      Michaels Stores, Inc.                                    265,275
   16,400      Urban Outfitters, Inc.  *                                415,084
                                                                   ------------
                                                                      2,537,736
               RETAIL BUILDING SUPPLY (1.1%)
    8,400      Fastenal Co.                                             329,196
    5,000      Lowe's Cos, Inc.                                         333,300
    6,000      Tractor Supply Co.  *                                    317,640
    7,400      Watsco, Inc.                                             442,594
                                                                   ------------
                                                                      1,422,730
               RETAIL STORE  (0.7%)
    3,500      Federated Department Stores, Inc.                        232,155
   11,000      Nordstrom, Inc.                                          411,400
    2,100      Sears Holdings Corp.  *                                  242,613
                                                                   ------------
                                                                        886,168
               SECURITIES BROKERAGE (1.0%)
    4,400      Bear Stearns Companies, Inc. (The)                       508,332
    6,600      Investment Technology Group, Inc. *                      233,904
    2,500      Legg Mason, Inc.                                         299,225
    2,000      Lehman Brothers Holdings, Inc.                           256,340
                                                                   ------------
                                                                      1,297,801
               SEMICONDUCTOR  (0.2%)
   14,000      Motorola, Inc.                                           316,260

               SHOE  (0.9%)
   14,000      Genesco, Inc.  *                                         543,060
    8,000      K-Swiss, Inc.  Class A                                   259,520
    3,000      NIKE, Inc. Class B                                       260,370
    7,000      Wolverine World Wide, Inc.                               157,220
                                                                   ------------
                                                                      1,220,170
               STEEL - GENERAL  (0.2%)
    3,500      IPSCO, Inc.                                              290,430

               TELECOMMUNICATION SERVICES (0.9%)
   12,000      American Tower Corp.  Class A*                           325,200
   18,000      NII Holdings, Inc.  Class B*                             786,240
    2,000      West Corp.  *                                             84,300
                                                                   ------------
                                                                      1,195,740
               TELECOMMUNICATIONS EQUIPMENT  (0.8%)
    6,600      Anixter International, Inc.                              258,192
    7,800      Comtech Telecommunications Corp.  *                      238,212

--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                          December 31, 2005
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
   10,000      Marvell Technology Group Ltd.  *                      $  560,900
                                                                   ------------
                                                                      1,057,304
               THRIFT  (0.5%)
   30,457      Hudson City Bancorp, Inc.                                369,139
    6,000      Washington Mutual, Inc.                                  261,000
                                                                   ------------
                                                                        630,139
               TRUCKING/TRANSPORTATION LEASING  (1.2%)
   20,000      Hunt (J.B.) Transport Services, Inc.                     452,800
    5,250      Knight Transportation, Inc.                              108,832
   14,400      Landstar System, Inc.                                    601,056
   21,250      Werner Enterprises, Inc.                                 418,625
                                                                   ------------
                                                                      1,581,313
               WATER UTILITY  (0.3%)
   16,266      Aqua America, Inc.                                       444,062

               WIRELESS NETWORKING  (0.7%)
   33,000      Alamosa Holdings, Inc.  *                                614,130
    8,000      Intermec, Inc.  *                                        270,400
                                                                   ------------
                                                                        884,530
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $68,758,415)               99,889,994
                                                                   ------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.1%)

$1,000,000     Federal Home Loan Bank, 3.50%, 8/15/06                   993,083
 2,000,000     Federal Home Loan Bank, 4.10%, 6/13/08                 1,970,056
 1,000,000     Federal Home Loan Bank, 4.25%, 9/12/08                   987,357
 3,000,000     Federal Home Loan Mortgage Corp.,
                 3.25%, 11/2/07                                       2,911,836
 2,500,000     Federal Home Loan Mortgage Corp.,
                 5.75%, 1/15/12                                       2,623,030
 2,000,000     Federal Home Loan Mortgage Corp.,
                 5.13%, 7/15/12                                       2,036,562
 1,000,000     Federal Home Loan Mortgage Corp.,
                 4.50%, 1/15/13                                         982,280
 1,000,000     Federal National Mortgage Association,
                 3.25%, 1/15/08                                         971,443
 1,854,722     Federal National Mortgage Association
                 Pool #802813, 5.00%, 11/1/34                         1,800,737
 2,000,000     Private Export Funding Corp. Notes
                 Series J, 7.65%, 5/15/06                             2,021,658
                                                                   ------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $17,345,479)                                 17,298,042
                                                                   ------------
CORPORATE BONDS & NOTES  (0.7%)

                 FINANCIAL SERVICES - DIVERSIFIED  (0.7%)
$ 1,000,000    SLM Corp. 6.31%, due 4/1/14**                       $    953,850
                                                                   ------------

                 TOTAL CORPORATE BONDS & NOTES
                   (Cost $993,635)                                      953,850
                                                                   ------------

                 TOTAL INVESTMENT SECURITIES (89.2%)
                   (Cost $87,097,529)                               118,141,886
                                                                   ------------

REPURCHASE AGREEMENTS***  (10.6%)

6,200,000      With Morgan Stanley & Co.,
                 3.34%, dated 12/30/05,
                 due 1/3/06, delivery
                 value $6,202,301
                 (collateralized by
                 $4,805,000 U.S. Treasury
                 Notes 12.5%, due 8/15/14,
                 with a value of
                 $6,324,451)                                          6,200,000
1,600,000      With State Street Bank &
                 Trust., 3.25%, dated
                 12/30/05, due 1/3/06,
                 delivery value $1,600,578
                 (collateralized by
                 $1,515,000 U.S. Treasury
                 Notes 6.00%, due 8/15/09,
                 with a value of
                 $1,630,508)                                          1,600,000
6,200,000      With UBS Warburg, LLC,
                 3.47%, dated 12/30/05,
                 due 1/3/06, delivery
                 value $6,202,390
                 (collateralized by
                 $4,373,000 U.S. Treasury
                 Notes 9.0%, due 11/15/18,
                 with a value of
                 $6,305,048)                                          6,200,000
                                                                   ------------

                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $14,000,000)                                14,000,000
                                                                   ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                   278,532
                                                                   ------------
NET ASSETS  (100%)                                                 $132,420,418
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($132,420,418 / 6,399,639 shares outstanding)                    $      20.69
                                                                   ------------

*     Non-income producing.

**    Rate at 12/31/05. Floating Rate changes monthly.

*** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(ADR) American Depositary Receipts


--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                          December 31, 2005
--------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of December 31, 2005 was as follows:
                                                                   Total Net
                                                                   Unrealized
Total Cost           Appreciation          Depreciation           Appreciation
--------------------------------------------------------------------------------
$101,097,529         $31,914,209            $(869,852)            $31,044,357






















--------------------------------------------------------------------------------
6

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    February 28, 2006